Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of key management personnel
	December 31,
(in thousands)	2020	2019
Key management personnel - reported in the accompanying consolidated balance sheets in Current Liabilities - Accounts payable trade	$175	$79